Consolidated statement of financial position of Aegon Ltd. - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	€ 2,733,000,000	€ 3,469,000,000
Investments	285,141,000,000	293,716,000,000
Derivatives	485,000,000	771,000,000
Investments in joint ventures	1,566,000,000	1,503,000,000
Investments in associates	2,638,000,000	3,122,000,000
Reinsurance contract assets	17,153,000,000	16,021,000,000
Insurance contract assets	18,000,000	125,000,000
Defined benefit assets	95,000,000	110,000,000
Reimbursement rights	28,000,000	9,000,000
Deferred tax assets	1,894,000,000	2,439,000,000
Deferred expenses	452,000,000	490,000,000
Other assets and receivables	4,508,000,000	5,040,000,000
Intangible assets	519,000,000	575,000,000
Total assets	317,233,000,000	327,390,000,000
Equity and liabilities
Shareholders' Equity	7,432,000,000	7,215,000,000
Other equity instruments	1,978,000,000	1,972,000,000
Issued capital and reserves attributable to owners of Aegon Ltd.	9,410,000,000	9,187,000,000
Non-controlling interests	85,000,000	126,000,000
Group equity	9,495,000,000	9,313,000,000
Subordinated borrowings	1,461,000,000	1,653,000,000
Trust pass-through securities	99,000,000	113,000,000
Reinsurance contract liabilities	195,000,000	303,000,000
Insurance contract liabilities	176,067,000,000	188,359,000,000
Investment contract liabilities with discretionary participation features	21,281,000,000	22,332,000,000
Investment contracts without discretionary participation features	97,814,000,000	91,669,000,000
Derivatives	1,469,000,000	2,435,000,000
Borrowings	1,982,000,000	3,013,000,000
Provisions	97,000,000	98,000,000
Shareholders' equity
Share capital	229	241
Share premium	6,853,000,000	6,853,000,000
Group equity	9,495,000,000	9,313,000,000
Defined benefit liabilities	507,000,000	576,000,000
Other non-current liabilities	164,000,000	194,000,000
Deferred gains	5,000,000	6,000,000
Deferred tax liabilities	13,000,000	64,000,000
Other liabilities	6,445,000,000	7,124,000,000
Accruals	303,000,000	332,000,000
Provisions [abstract]
Provisions	97,000,000	98,000,000
Other current liabilities	6,281,000,000	6,930,000,000
Total liabilities	307,738,000,000	318,077,000,000
Total equity and liabilities	317,233,000,000	327,390,000,000
Aegon Ltd. [member]
Assets
Cash and cash equivalents	1,425,000,000	1,888,000,000
Reimbursement rights	16,000,000	5,000,000
Shares in group companies	9,271,000,000	8,653,000,000
Loans to group companies	13,000,000	330,000,000
Other non-current assets	53,000,000	40,000,000
Non-current assets	9,337,000,000	9,023,000,000
Receivables from group companies	266,000,000	20,000,000
Other receivables	27,000,000	106,000,000
Other current assets	9,000,000	32,000,000
Accrued interest and rent	0	4,000,000
Receivables	302,000,000	162,000,000
Total assets	11,064,000,000	11,073,000,000
Equity and liabilities
Other equity instruments	1,978,000,000	1,972,000,000
Group equity	7,432,000,000	7,215,000,000
Subordinated borrowings	680,000,000	770,000,000
Provisions	76,000,000	12,000,000
Shareholders' equity
Share capital	229,000,000	241,000,000
Share premium	6,853,000,000	6,853,000,000
Revaluation account	(4,338,000,000)	(6,022,000,000)
Legal reserves – foreign currency translation reserve	49,000,000	999,000,000
Legal reserves in respect of group companies	1,239,000,000	1,367,000,000
Retained earnings, including treasury shares	1,568,000,000	1,835,000,000
Remeasurement of defined benefit plans of group companies	(966,000,000)	(1,072,000,000)
Legal reserves revaluation account	1,821,000,000	2,326,000,000
Net result	977,000,000	688,000,000
Group equity	7,432,000,000	7,215,000,000
Total equity	9,410,000,000	9,187,000,000
Long-term borrowings	740,000,000	781,000,000
Defined benefit liabilities	51,000,000	53,000,000
Other non-current liabilities	19,000,000	26,000,000
Deferred tax liabilities	0	12,000,000
Provisions [abstract]
Other provisions	76,000,000	0
Provisions	76,000,000	12,000,000
Non-current liabilities	1,491,000,000	1,629,000,000
Loans from group companies	1,000,000	4,000,000
Payables to group companies	17,000,000	70,000,000
Other current liabilities	58,000,000	159,000,000
Accruals and deferred income	11,000,000	12,000,000
Current liabilities	87,000,000	245,000,000
Total liabilities	1,654,000,000	1,886,000,000
Total equity and liabilities	€ 11,064,000,000	€ 11,073,000,000